Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates (Detail)
¥ in Millions, bbl in Millions, MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	12 Months Ended
	Dec. 31, 2021 CNY (¥) Bcfe MMBoe MMBbls	Dec. 31, 2020 CNY (¥) Bcfe MMBoe MMBbls bbl	Dec. 31, 2019 CNY (¥) MMBoe Bcfe bbl MMBbls
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | MMBoe	18,844	18,202	20,312
Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | bbl		19,959	20,385
Revisions of previous estimates | bbl			(177)
Improved recovery | bbl			91
Extensions and discoveries | bbl			1,221
Production | bbl			(1,561)
Proved developed and undeveloped reserves, Ending balance | bbl			19,959
Revisions of previous estimates | MMBoe	825	(1,652)
Improved recovery | MMBoe	121	108
Extensions and discoveries | MMBoe	1,286	1,215
Production | MMBoe	(1,625)	(1,626)
Proved developed and undeveloped reserves, Ending balance | MMBoe	18,550	17,946
Proved developed reserves | MMBoe	12,471	11,667	12,119
Proved undeveloped reserves | MMBoe	6,079	6,279	7,840
Purchase | ¥		¥ 33	¥ 0
Sales | ¥	¥ (3)	¥ (91)	¥ 0
Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | MMBoe	294	256	353
Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | Bcfe	75,427	76,800	76,630
Natural gas [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | bbl		76,236,000	76,467,000
Revisions of previous estimates | bbl			(766,000)
Improved recovery | bbl			0
Extensions and discoveries | bbl			4,443,000
Production | bbl			(3,908,000)
Proved developed and undeveloped reserves, Ending balance | bbl			76,236,000
Revisions of previous estimates | Bcfe	(2,011)	(595)
Improved recovery | Bcfe	27
Extensions and discoveries | Bcfe	4,885	4,976
Production | Bcfe	(4,420)	(4,221)
Proved developed and undeveloped reserves, Ending balance | Bcfe	74,916	76,437
Proved developed reserves | Bcfe	42,576	42,077	39,870
Proved undeveloped reserves | Bcfe	32,340	34,360	36,366
Purchase | ¥		¥ 107	¥ 0
Sales | ¥	¥ (2)	¥ (66)	¥ 0
Natural gas [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | Bcfe	511	363	394
Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	5,402	7,540
Proved developed and undeveloped reserves, Ending balance | MMBbls	6,272	5,402	7,540
Crude oil and condensate [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	5,206	7,253	7,641
Revisions of previous estimates | MMBbls	1,160	(1,553)	(50)
Improved recovery | MMBbls	117	108	91
Extensions and discoveries | MMBbls	472	385	480
Production | MMBbls	(888)	(922)	(909)
Proved developed and undeveloped reserves, Ending balance | MMBbls	6,064	5,206	7,253
Proved developed reserves | MMBbls	5,375	4,654	5,474
Proved undeveloped reserves | MMBbls	689	552	1,779
Purchase | ¥		¥ 15	¥ 0
Sales | ¥	¥ (3)	¥ (80)	¥ 0
Crude oil and condensate [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	196	287
Proved developed and undeveloped reserves, Ending balance | MMBbls	208	196	287